Employee Benefit Plans (Changes in Benefit Obligation and Plan Assets and the Funded Status) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	$ 2,408,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,300,000,000	$ 2,408,000,000
Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	2,683,000,000	2,607,000,000
Defined Benefit Plan, Service Cost	51,000,000	49,000,000
Defined Benefit Plan, Contributions by Plan Participants	8,000,000	8,000,000
Defined Benefit Plan, Interest Cost	95,000,000	99,000,000
Benefits Paid	(143,000,000)	(129,000,000)
Defined Benefit Plan, Actuarial Gain (Loss)	(133,000,000)	171,000,000
Special Termination	(18,000,000)	(35,000,000)
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	107,000,000	(87,000,000)
Defined Benefit Plan, Benefit Obligation, Ending Balance	2,650,000,000	2,683,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	2,408,000,000	2,208,000,000
Defined Benefit Plan, Contributions by Employer	51,000,000	109,000,000
Defined Benefit Plan, Contributions by Plan Participants	8,000,000	8,000,000
Benefits Paid	(143,000,000)	(129,000,000)
Defined Benefit Plan, Actual Return on Plan Assets	(105,000,000)	313,000,000
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	99,000,000	(67,000,000)
Special Termination	(18,000,000)	(34,000,000)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,300,000,000	2,408,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(350,000,000)	(275,000,000)
Non-pension Benefit Plans [Member
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	356,000,000	358,000,000
Defined Benefit Plan, Service Cost	6,000,000	5,000,000
Defined Benefit Plan, Contributions by Plan Participants	5,000,000	4,000,000
Defined Benefit Plan, Interest Cost	13,000,000	14,000,000
Benefits Paid	(33,000,000)	(27,000,000)
Defined Benefit Plan, Actuarial Gain (Loss)	(25,000,000)	25,000,000
Special Termination	0	0
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	28,000,000	(23,000,000)
Defined Benefit Plan, Benefit Obligation, Ending Balance	350,000,000	356,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	45,000,000	39,000,000
Defined Benefit Plan, Contributions by Employer	31,000,000	27,000,000
Defined Benefit Plan, Contributions by Plan Participants	5,000,000	4,000,000
Benefits Paid	(33,000,000)	(27,000,000)
Defined Benefit Plan, Actual Return on Plan Assets	(3,000,000)	5,000,000
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	4,000,000	(3,000,000)
Special Termination	0	0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	49,000,000	45,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	$ (301,000,000)	$ (311,000,000)